UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-04813

Dreyfus Investment Funds

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:    12/31

Date of reporting period:  6/30/2014

The following N-CSR relates only to Dreyfus/Standish Global Fixed Income Fund and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus/Standish

Global Fixed

Income Fund

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Financial Futures
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
57	Proxy Results
58	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
Global Fixed
Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish Global Fixed Income Fund, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bonds defied many analysts’ expectations over the first half of 2014 when long-term interest rates moderated and prices of U.S. government securities climbed. Despite a series of gradual reductions in quantitative easing by monetary policymakers, rates at the longer end of the market’s maturity range generally fell amid low inflation concerns and the weather-related economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate-backed bonds over the remainder of the year, the likelihood of rising interest rates suggests that selectivity and a long-term perspective could become more important determinants of potential investment success. As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by David Leduc, CFA, Raman Srivastava, CFA, and Brendan Murphy, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus/Standish Global Fixed Income Fund’s Class A shares achieved a total return of 4.25%, Class C shares returned 3.91%, Class I shares returned 4.43%, and Class Y shares returned 4.44%.1 In comparison, the Barclays Global Aggregate Index (Hedged) (the “Index”), the fund’s benchmark, produced a total return of 4.08% for the same period.2

Stabilizing economic conditions helped support positive returns in many bond markets over the first half of 2014.The fund produced higher returns than its benchmark, mainly due to the success of our country allocation and sector allocation strategies.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity, by normally investing at least 80% of its net assets in fixed income securities.The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets. The fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States.The fund’s investments may include bonds, notes, mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stock, and money market instruments.To protect the U.S. dollar value of the fund’s assets, we hedge most, but not necessarily all, of the portfolio’s foreign currency exposure.

The portfolio managers focus on identifying undervalued government bond markets, currencies, sectors, and securities and de-emphasize the use of interest rate forecasting. The portfolio managers look for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics, or innovative features.The portfolio managers select securities for the fund’s portfolio by using fundamental economic research and quantitative analysis and focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Diverging Economic Conditions Drove Individual Markets

Results from global bond markets over the first six months of 2014 were driven mainly by local conditions. In the United States, unusually harsh winter weather dampened an economic recovery, and yields of U.S. Treasury securities ended the reporting period lower than where they began. In Europe, long-awaited signs of stability in the banking systems of some of the region’s more troubled economies helped support robust fixed-income gains. In the United Kingdom, fears of economic stagnation failed to materialize, weighing on government bond prices. Japanese sovereign bonds gained a degree of value as the local market digested earlier weakness stemming from aggressively accommodative monetary and fiscal policies. Some of the world’s emerging markets struggled due to sluggish growth trends and rising geopolitical tensions, causing bond prices to fall, while other developing markets fared well when local economic concerns eased.

Fund Strategies Buoyed Relative Performance

From a country allocation perspective, the fund benefited from overweighted exposure to Europe and an underweighted position in Japan. Bonds from Portugal and Spain added considerable value, as did emerging-markets debt securities fromVenezuela. From a market sector standpoint, our emphasis on higher yielding market sectors proved productive, particularly among commercial mortgage-backed securities and corporate bonds from banks and other financial institutions. The fund also received positive contributions from U.S. Treasury Inflation Protected Securities (“TIPS”) when domestic inflation accelerated.

On the other hand, our interest rate strategies mildly undermined relative results. Relatively short average durations in the United States and Japan prevented the fund from participating more fully in those markets’ gains when interest rates fell. Results from the fund’s currency positions were hampered by overweighted exposure to the U.S. dollar, which lost value against the Japanese yen, Australian dollar, and New Zealand dollar.

At times during the reporting period, we employed futures contracts, interest rate swaps, currency forward contracts, and currency options to establish our strategies.

Adapting to a Changing Market Environment

After several years of globally accommodative monetary policies, low interest rates, and elevated yield differences along the markets’ maturity and credit quality ranges,

we believe that the world’s bond markets are adjusting to new economic realities. For example, some central banks have begun to withdraw market liquidity in order to forestall potential inflationary pressures, while others have adopted increasingly stimulative policies. In our judgment, these factors may contribute to greater divergence in individual bond market performance in the months ahead.

Therefore, we recently trimmed holdings of certain corporate bonds and European sovereign bonds that reached richer valuations, redeploying those assets, in part, to U.S. Treasury securities and Treasury Inflation Protected Securities that offered better relative values. We also set the fund’s average duration in a shorter position than industry averages in anticipation of rising long-term interest rates in some markets.

July 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: FACTSET — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Barclays Global Aggregate (Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets.The three major components of this index are the U.S.Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices.The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian
Government securities, and USD investment-grade 144A securities. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Global Fixed Income Fund from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.71	$8.54	$3.24	$3.24
Ending value (after expenses)	$1,042.50	$1,039.10	$1,044.30	$1,044.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.66	$8.45	$3.21	$3.21
Ending value (after expenses)	$1,020.18	$1,016.41	$1,021.62	$1,021.62

† Expenses are equal to the fund's annualized expense ratio of .93% for Class A, 1.69% for Class C, .64% for Class
I and .64% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—95.4%		Rate (%)	Date	Amount ($)	[a]	Value ($)
Australia—.6%
Australian Government,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	2,850,000		3,102,700
Brazil—4.7%
Banco Nacional de
Desenvolvimento
Economico e Social,
Sr. Unscd. Notes		3.38	9/26/16	1,550,000	[b]	1,606,188
Brazilian Government,
Bonds, Ser. B	BRL	6.00	8/15/18	11,050,000	[c]	12,673,717
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	11,000,000		4,716,857
Caixa Economica Federal,
Sr. Unscd. Notes		4.50	10/3/18	2,580,000	[b]	2,654,175
Odebrecht Finance,
Gtd. Notes	BRL	8.25	4/25/18	1,370,000	[b]	561,145
						22,212,082
Canada—4.1%
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	41,805	[b]	39,205
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	2,345,000	[b]	2,216,943
CIT Canada Equipment
Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	745,657	[b]	701,758
CNH Capital Canada
Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	3,475,000	[b]	3,255,046
CNH Capital Canada
Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	905,869	[b]	854,270
Ford Auto
Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	613,899		578,626
Ford Auto
Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	131,742	[b]	123,892
MEG Energy,
Gtd. Notes		6.38	1/30/23	860,000	[b]	918,050

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	[a]	Value ($)
Canada (continued)
Province of Alberta,
Unscd. Bonds	CAD	3.40	12/1/23	8,980,000		8,837,858
Province of British Columbia,
Sr. Unscd. Bonds	CAD	2.70	12/18/22	1,100,000		1,035,436
Province of Ontario,
Bonds	CAD	4.40	3/8/16	1,200,000		1,184,604
						19,745,688
China—.2%
Azure Orbit II
International Finance,
Gtd. Notes		3.38	4/25/19	825,000		837,045
Colombia—.1%
Ecopetrol,
Sr. Unscd. Notes		5.88	5/28/45	620,000		644,354
France—4.8%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	1,500,000	[d]	2,176,189
AXA,
Jr. Sub. Notes	EUR	6.21	10/29/49	310,000	[d]	466,308
Electricite de France,
Sub. Notes	EUR	5.38	1/29/49	500,000	[d]	760,304
French Government,
Bonds	EUR	2.25	5/25/24	3,250,000		4,716,928
French Government,
Bonds	EUR	3.75	10/25/19	3,350,000		5,345,344
GDF Suez,
Sub. Bonds, Ser. NC5	EUR	3.00	6/29/49	1,000,000	[d]	1,382,437
Numericable Group,
Sr. Scd. Bonds	EUR	5.63	5/15/24	700,000	[b]	1,026,804
Pernod-Ricard,
Sr. Unscd. Notes		5.50	1/15/42	2,080,000	[b]	2,320,020
Societe Generale,
Bank Gtd. Notes		2.75	10/12/17	3,760,000	[e]	3,899,703
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	600,000	[d]	853,244
						22,947,281

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	[a]	Value ($)
Germany—2.5%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	1,400,000	[d]	2,248,531
German Government,
Bonds	EUR	3.25	7/4/42	4,925,000		8,300,038
Globaldrive Auto
Receivables,
Ser. 2011-AA, Cl. A	EUR	0.86	4/20/19	267,383	[b,d]	367,647
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	555,000	[b]	816,009
						11,732,225
Hungary—.3%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	1,175,000	[b]	1,309,702
Iceland—1.2%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	350,000	[b,e]	368,347
Icelandic Government,
Unscd. Notes		4.88	6/16/16	5,185,000	[e]	5,456,803
						5,825,150
India—.4%
State Bank of India,
Sr. Unscd. Notes		3.62	4/17/19	2,125,000	[b]	2,140,559
Ireland—2.0%
Bank of Ireland,
Govt. Gtd. Notes	EUR	4.00	1/28/15	3,060,000		4,275,192
Irish Government,
Unscd. Bonds	EUR	3.40	3/18/24	3,510,000		5,236,211
						9,511,403
Italy—8.8%
Enel,
Sr. Unscd. Debs	EUR	4.88	2/20/18	915,000		1,412,648
Enel,
Sub. Bonds		8.75	9/24/73	915,000	[b,d]	1,079,700
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	3,035,000		3,201,345

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	[a]	Value ($)
Italy (continued)
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	850,000		1,237,532
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	10,000,000		14,926,058
Italian Government,
Treasury Bonds	EUR	4.50	5/1/23	5,875,000		9,257,127
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	1,985,000		3,020,785
Italian Government,
Treasury Bonds	EUR	4.75	9/1/21	2,075,000		3,346,322
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	1,100,000		2,057,701
Wind Acquisition Finance,
Gtd. Notes		7.38	4/23/21	400,000	[b]	428,000
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	925,000	[b]	1,005,938
Wind Acquisition Finance,
Sr. Scd. Bonds	EUR	4.00	7/15/20	315,000	[b]	430,790
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	200,000	[b,e]	295,427
						41,699,373
Japan—3.7%
Development Bank of Japan,
Govt. Gtd. Notes	JPY	1.05	6/20/23	38,000,000		391,544
Development Bank of Japan,
Gov’t Gtd. Bonds	JPY	1.70	9/20/22	263,000,000		2,855,478
Japanese Government,
Sr. Unscd. Bonds, Ser. 148	JPY	1.50	3/20/34	1,205,000,000		12,082,592
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	223,000,000	[f]	2,480,290
						17,809,904
Kazakhstan—.3%
Development Bank
of Kazakhstan,
Sr. Unscd. Notes		4.13	12/10/22	1,675,000		1,593,763
Kenya—.2%
Kenyan Government,
Notes		5.88	6/24/19	750,000	[b]	766,500

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	[a]	Value ($)
Lithuania—.3%
Lithuanian Government,
Sr. Unscd. Notes	EUR	3.38	1/22/24	900,000	[e]	1,345,862
Mexico—.5%
Alfa,
Sr. Unscd. Notes		6.88	3/25/44	625,000	[b]	682,813
Grupo Bimbo,
Sr. Unscd. Notes		3.88	6/27/24	975,000	[b,e]	975,507
Grupo Bimbo,
Sr. Unscd. Notes		4.88	6/27/44	500,000	[b]	492,385
Petroleos Mexicanos,
Gtd. Notes	EUR	3.75	4/16/26	225,000		327,733
						2,478,438
Netherlands—5.4%
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	1,600,000	[b]	1,720,176
Deutsche Annington Finance,
Gtd. Notes		3.20	10/2/17	1,475,000	[b]	1,528,861
ELM,
Jr. Sub. Notes	EUR	5.25	5/29/49	1,500,000	[d]	2,159,583
Iberdrola International,
Gtd. Notes	EUR	2.50	10/24/22	800,000		1,141,073
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	1,000,000		1,527,059
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	800,000	[d,e]	1,202,136
Netherlands Government,
Bonds	EUR	1.25	1/15/19	3,525,000	[b]	5,007,020
Rabobank Nederland,
Bank Gtd. Notes		3.38	1/19/17	2,115,000		2,241,069
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	1,125,000		1,632,940
Repsol International Finance,
Gtd. Notes	EUR	2.63	5/28/20	1,100,000		1,601,206
Telefonica Europe,
Gtd. Bonds	EUR	5.88	3/31/49	3,300,000	[d,e]	4,834,954
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	830,000	[b]	910,925
						25,507,002

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	[a]	Value ($)
New Zealand—1.2%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 319	NZD	5.00	3/15/19	3,100,000		2,820,049
New Zealand Government,
Sr. Unscd. Bonds, Ser. 1217	NZD	6.00	12/15/17	3,100,000		2,890,149
						5,710,198
Nigeria—.8%
Nigerian Government,
Treasury Bills	NGN	0.00	7/10/14	22,500,000	[g]	137,766
Nigerian Government,
Treasury Bills	NGN	0.00	7/24/14	65,400,000	[g]	398,941
Nigerian Government,
Treasury Bills	NGN	0.00	8/7/14	50,900,000	[g]	309,159
Nigerian Government,
Treasury Bills	NGN	0.00	10/9/14	11,400,000	[g]	67,861
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/6/14	197,600,000	[g]	1,170,491
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/20/14	87,100,000	[g]	512,075
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/4/14	5,700,000	[g]	33,322
Nigerian Government,
Treasury Bills	NGN	0.00	1/8/15	70,200,000	[g]	405,735
Nigerian Government,
Treasury Bills	NGN	0.00	3/5/15	161,800,000	[g]	918,660
						3,954,010
Norway—.4%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	5,200,000		940,148
Statoil,
Gtd. Notes		4.25	11/23/41	1,090,000		1,103,275
						2,043,423
Poland—.2%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	1,015,000		1,130,710
Portugal—3.1%
Portuguese Government,
Sr. Unscd. Notes	EUR	4.75	6/14/19	9,650,000	[b]	14,684,174

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	[a]	Value ($)
Slovakia—.8%
Slovakian Government,
Bonds, Ser. 225	EUR	3.00	2/28/23	1,795,000		2,713,712
Slovakian Government,
Sr. Unscd. Notes, Ser. 216	EUR	4.35	10/14/25	600,000		989,347
						3,703,059
South Africa—.9%
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	49,290,000		4,525,559
Spain—6.3%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	800,000	[d]	1,127,394
BBVA US Senior,
Bank Gtd. Notes		4.66	10/9/15	875,000		915,107
Gestamp Funding,
Sr. Scd. Notes		5.63	5/31/20	600,000	[b]	628,500
Santander International Debt,
Bank Gtd. Notes	EUR	4.00	3/27/17	2,300,000		3,398,599
Spanish Government,
Bonds	EUR	3.75	10/31/18	5,920,000		8,984,733
Spanish Government,
Bonds	EUR	5.15	10/31/44	350,000	[b]	578,518
Spanish Government,
Bonds	EUR	5.40	1/31/23	7,290,000	[b]	12,271,417
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	1,300,000		2,019,141
						29,923,409
Supranational—1.1%
Corporacion Andina de Fomento,
Sr. Unscd. Notes		3.75	1/15/16	920,000		961,512
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	800,000	[b]	826,400
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		647,010
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	2,800,000		2,676,726
						5,111,648

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	[a]	Value ($)
Sweden—.5%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	14,300,000		2,631,182
Switzerland—.2%
Credit Suisse,
Sub. Notes		6.50	8/8/23	690,000	[b]	767,625
United Arab Emirates—.5%
Emirates Telecommunications,
Sr. Unscd. Notes	EUR	1.75	6/18/21	1,600,000		2,190,059
United Kingdom—6.1%
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	284,407		488,260
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	0.96	2/15/17	1,720,000	[b,d]	2,364,342
HSBC Bank,
Sr. Unscd. Notes	EUR	3.88	10/24/18	1,000,000		1,544,639
HSBC Holdings,
Sub. Notes		5.25	3/14/44	1,250,000		1,343,688
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	650,000		1,045,083
Lloyds Bank,
Bank Gtd. Notes		6.50	9/14/20	1,815,000	[b]	2,133,168
Lloyds Bank,
Sr. Unscd. Notes	EUR	4.63	2/2/17	1,650,000		2,492,664
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	575,000	[e]	958,623
Royal Bank of
Scotland Group,
Sub. Notes		6.00	12/19/23	1,745,000		1,893,576
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	3,000,000		4,976,364
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	4,995,000		9,843,121
						29,083,528
United States—32.7%
21st Century Fox America,
Gtd. Notes		5.40	10/1/43	475,000		532,035
A10 Term Asset Financing,
Ser. 2013-2, Cl. A		2.62	11/15/27	2,250,000	[b]	2,255,974

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
United States (continued)
Ally Financial,
Gtd. Notes	3.50	1/27/19	1,835,000	[e]	1,857,387
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	825,000		920,214
AmeriCredit Automobile
Receivables Trust,
Ser. 2013-4, Cl. C	2.72	9/9/19	1,065,000		1,091,971
Aventura Mall Trust,
Ser. 2013-AVM, Cl. A	3.74	12/5/32	1,805,000	[b,d]	1,918,379
Barclays Commercial
Mortgage Securities,
Ser. 2013-TYSN, Cl. A2	3.76	9/5/32	1,245,000	[b]	1,322,582
Bear Stearns Alt-A Trust,
Ser. 2005-4, Cl. 24A1	2.52	5/25/35	1,937,089	[d]	1,919,683
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-PW18, Cl. AJ	6.35	6/11/50	950,000	[d]	926,385
Capital Auto Receivables
Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	415,000		416,551
Capital Auto Receivables
Asset Trust,
Ser. 2014-1, Cl. D	3.39	7/22/19	550,000		565,266
Capital Auto Receivables
Asset Trust,
Ser. 2013-3, Cl. D	3.69	2/20/19	855,000		889,431
Citigroup Commercial
Mortgage Trust,
Ser. 2013-375P, Cl. E	3.63	5/10/35	1,215,000	[b,d]	1,096,895
Colony American Homes,
Ser. 2014-1A, Cl. C	2.10	5/17/31	875,000	[b,d]	878,364
Colony American Homes,
Ser. 2014-1A, Cl. D	2.40	5/17/31	625,000	[b,d]	622,517
Commercial Mortgage
Pass Through Certificates,
Ser. 2013-CR6, Cl. B	3.40	3/10/46	530,000	[b]	522,272
Commercial Mortgage
Pass Through Certificates,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	1,225,000	[b]	1,256,320

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	[a]	Value ($)
United States (continued)
Commercial Mortgage
Pass Through Certificates,
Ser. 2013-CR6, Cl. C		3.78	3/10/46	370,000	[b,d]	366,603
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM		4.20	3/10/47	375,000		395,669
Commercial Mortgage Trust,
Ser. 2013-CR10, Cl. A4		4.21	8/10/46	1,250,000	[d]	1,349,828
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B		4.70	3/10/47	275,000		295,760
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B		5.01	8/10/46	890,000	[b,d]	979,589
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C		5.22	8/10/46	325,000	[b,d]	355,121
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C		5.34	10/10/46	725,000	[b,d]	791,188
Countrywide Alternative
Loan Trust, Ser. 2004-18CB,
Cl. 4A1		5.50	9/25/34	1,117,954		1,167,746
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7		5.05	12/5/31	1,000,000	[b,d]	1,054,017
Federal Home Loan Mortgage
Corporation Structured Agency
Credit Risk Debt Notes,
Ser. 2014-DN2, Cl. M2		1.80	4/25/24	1,750,000	[d,h]	1,763,352
Ford Motor Credit,
Sr. Unscd. Notes		3.00	6/12/17	1,620,000		1,691,257
Genworth Holdings,
Gtd. Notes		4.90	8/15/23	2,170,000		2,327,134
Goldman Sachs Group,
Sub. Notes		6.75	10/1/37	1,100,000		1,327,545
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	915,000	[b]	950,303
JP Morgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	1,350,000	[d]	1,954,897

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
United States (continued)
JP Morgan Chase
Commercial Mortgage
Securities Trust,
Ser. 2013-LC11, Cl. AS	3.22	4/15/46	930,000		921,350
JP Morgan Chase
Commercial Mortgage
Securities Trust,
Ser. 2013-LC11, Cl. B	3.50	4/15/46	1,775,000		1,761,772
JP Morgan Chase
Commercial Mortgage
Securities Trust,
Ser. 2006-CB17, Cl. AM	5.46	12/12/43	760,000		805,305
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS	0.95	11/25/36	710,000	[d]	648,087
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	0.98	2/25/34	426,732	[d]	416,746
Merrill Lynch & Co.,
Sub. Notes	7.75	5/14/38	655,000		902,640
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ	5.86	5/12/39	940,000	[d]	960,398
Metropolitan Life Global Funding I,
Scd. Notes	1.50	1/10/18	1,160,000	[b]	1,152,702
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	785,000	[e]	922,375
Monsanto,
Sr. Unscd. Notes	3.45	7/15/24	1,630,000		1,629,022
Monsanto,
Sr. Unscd. Notes	4.85	7/15/64	880,000		871,930
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C7, Cl. B	3.77	2/15/46	505,000		509,756
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C8, Cl. B	3.81	12/15/48	460,000	[d]	462,611

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
United States (continued)
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C8, Cl. C	4.31	12/15/48	390,000	[d]	395,955
Morgan Stanley Mortgage
Loan Trust,
Ser. 2005-1, Cl. 4A1	0.45	3/25/35	439,793	[d]	401,545
Popular ABS Mortgage
Pass-Through Trust,
Ser. 2006-D, Cl. A2	0.31	11/25/46	422,046	[d]	407,431
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	300,000		344,419
Santander Drive Auto
Receivables Trust,
Ser. 2013-3, Cl. D	2.42	4/15/19	2,900,000		2,947,738
Santander Drive Auto
Receivables Trust,
Ser. 2012-1, Cl. B	2.72	5/16/16	359,953		361,372
Santander Drive Auto
Receivables Trust,
Ser. 2014-1, Cl. D	2.91	4/15/20	1,100,000		1,125,125
SLM Private Education
Loan Trust,
Ser. 2011-B, Cl. A1	1.00	12/16/24	468,364	[b,d]	470,799
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	2.58	9/15/21	2,015,000	[b]	2,031,164
Structured Asset Securities Corp.
Mortgage Pass-through
Certificates, Ser. 2004-11XS,
Cl. 1A5A	6.25	6/25/34	895,000	[d]	909,241
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	1,455,000		1,582,313
U.S. Treasury Bonds	3.38	5/15/44	10,565,000		10,637,634
U.S. Treasury Inflation
Protected Securities,
Notes	0.13	4/15/18	24,405,948	[i]	25,223,938

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	[a]	Value ($)
United States (continued)
U.S. Treasury Inflation
Protected Securities, Notes		1.25	7/15/20	23,577,704	[i]	25,857,196
U.S. Treasury Inflation-
Protected Securities,
Notes		0.13	4/15/19	23,899,995	[i]	24,619,791
UBS-Barclays Commercial
Mortgage Trust,
Ser. 2013-C5, Cl. B		3.65	3/10/46	475,000	[b,d]	474,528
UBS-Barclays Commercial
Mortgage Trust,
Ser. 2013-C5, Cl. C		4.23	3/10/46	370,000	[b,d]	371,278
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	1,175,000	[b]	2,126,510
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2006-C29, Cl. AJ		5.37	11/15/48	1,060,000	[d]	1,036,458
Wells Fargo & Company,
Sr. Unscd. Notes		2.63	12/15/16	1,330,000		1,383,240
Wells Fargo & Company,
Sub. Notes		4.10	6/3/26	1,365,000		1,385,442
Wells Fargo & Company,
Jr. Sub. Notes, Ser. S		5.90	12/29/49	630,000	[d]	669,848
Wells Fargo Mortgage
Backed Securities Trust,
Ser. 2005-AR4, Cl. 2A1		2.61	4/25/35	1,182,514	[d]	1,196,811
WFRBS Commercial
Mortgage Trust,
Ser. 2013-C11, Cl. B		3.71	3/15/45	385,000	[d]	389,266
WFRBS Commercial
Mortgage Trust,
Ser. 2013-C11, Cl. C		4.27	3/15/45	405,000	[d]	414,171
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	1,000,000	[b,d]	1,075,000
						155,565,142

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Venezuela—.5%
Venezuelan Government,
Sr. Unscd. Bonds	5.75	2/26/16	2,350,000	[e]	2,231,325
Total Bonds And Notes
(cost $437,607,502)					454,464,082

			Face Amount
			Covered by
Options Purchased—.0%			Contracts ($)		Value ($)
Call Options:
Euro,
July 2014 @ $1.33			7,900,000		89
New Zealand Dollar,
September 2014 @ $0.80			8,000,000		4,111
Total Options Purchased
(cost $245,512)					4,200

			Principal
Short-Term Investments—.2%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 11/13/14
(cost $849,882)			850,000	[j]	849,853

Other Investment—2.7%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,819,381)			12,819,381	[k]	12,819,381

Investment of Cash Collateral
for Securities Loaned—4.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $23,156,624)	23,156,624 [k]	23,156,624

Total Investments (cost $474,678,901)	103.2%	491,294,140

Liabilities, Less Cash and Receivables	(3.2%)	(15,316,230)

Net Assets	100.0%	475,977,910

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
JPY—JapaneseYen
NGN—Nigerian Naira
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
ZAR—South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2014, these securities were valued at $92,930,051 or 19.5% of net assets.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
d Variable rate security—interest rate subject to periodic change.
e Security, or portion thereof, on loan.At June 30, 2014, the value of the fund’s securities on loan was $22,325,268 and the value of the collateral held by the fund was $23,156,624.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price
Index.
g Security issued with a zero coupon. Income is recognized through the accretion of discount.
h The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
i Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
j Held by or on behalf of a counterparty for open financial futures contracts.
k Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Foreign/Governmental	43.3	Commercial Mortgage-Backed	5.1
Corporate Bonds	22.4	Asset-Backed	5.0
U.S. Government	18.1	Residential Mortgage-Backed	1.5
Short-Term/		Options Purchased	.0
Money Market Investments	7.8		103.2

† Based on net assets.
See notes to financial statements.

The Fund 21

STATEMENT OF FINANCIAL FUTURES

June 30, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2014 ($)
Financial Futures Long
Euro-Bobl	82	14,386,772	September 2014	49,320
U.S. Treasury 10 Year Notes	37	4,631,359	September 2014	21,331
U.S. Treasury Long Bonds	6	823,125	September 2014	2,311
Financial Futures Short
Euro-Bond	94	(18,922,278)	September 2014	(113,952)
Japanese 10 Year Bonds	23	(33,067,963)	September 2014	(93,267)
Long Gilt	13	(2,445,509)	September 2014	13,111
U.S. Treasury 2 Year Notes	110	(24,155,313)	September 2014	29,043
U.S. Treasury 5 Year Notes	226	(26,998,172)	September 2014	(122,586)
U.S. Treasury 10 Year Notes	179	(22,405,766)	September 2014	(133,956)
U.S. Treasury Long Bonds	1	(137,188)	September 2014	(1,346)
Gross Unrealized Appreciation				115,116
Gross Unrealized Depreciation				(465,107)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $22,325,268)—Note 1(c):
Unaffiliated issuers			438,702,896	455,318,135
Affiliated issuers			35,976,005	35,976,005
Cash				1,018,576
Cash denominated in foreign currencies			2,285,885	2,295,535
Receivable for investment securities sold				25,523,392
Dividends, interest and securities lending income receivable				3,538,615
Unrealized appreciation on swap agreements—Note 4				1,316,886
Receivable for shares of Beneficial Interest subscribed				763,911
Cash collateral—Note 4				321,614
Swaps premium paid—Note 4				100,221
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				40,174
Prepaid expenses				123,130
				526,336,194
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				222,591
Due to Administrator—Note 3(a)				15,691
Liability for securities on loan—Note 1(c)				23,156,624
Payable for investment securities purchased				23,075,139
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				1,683,512
Payable for shares of Beneficial Interest redeemed				1,520,278
Unrealized depreciation on swap agreements—Note 4				560,578
Payable for futures variation margin—Note 4				31,574
Payable for swap variation margin—Note 4				16,346
Dividend payable				1,121
Accrued expenses				74,830
				50,358,284
Net Assets ($)				475,977,910
Composition of Net Assets ($):
Paid-in capital				461,855,794
Accumulated undistributed investment income—net				2,090,197
Accumulated net realized gain (loss) on investments				(2,796,805)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions [including ($349,991) net unrealized depreciation on financial futures and ($560,739) net unrealized depreciation
on centrally cleared swap transactions]				14,828,724
Net Assets ($)				475,977,910

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y

Net Assets ($)	110,423,042	18,806,396	345,594,299	1,154,173
Shares Outstanding	5,055,396	864,045	15,798,547	52,767
Net Asset Value Per Share ($)	21.84	21.77	21.88	21.87

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Income:
Interest	6,687,811
Income from securities lending—Note 1(c)	24,651
Dividends;
Affiliated issuers	4,328
Total Income	6,716,790
Expenses:
Investment advisory fee—Note 3(a)	815,407
Shareholder servicing costs—Note 3(c)	289,353
Professional fees	103,048
Administration fee—Note 3(a)	94,146
Distribution fees—Note 3(b)	68,933
Prospectus and shareholders’ reports	46,824
Registration fees	43,181
Custodian fees—Note 3(c)	40,005
Trustees’ fees and expenses—Note 3(d)	17,967
Loan commitment fees—Note 2	1,882
Miscellaneous	34,096
Total Expenses	1,554,842
Less—reduction in fees due to earnings credits—Note 3(c)	(19)
Net Expenses	1,554,823
Investment Income—Net	5,161,967
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	7,516,062
Net realized gain (loss) on options transactions	(241,623)
Net realized gain (loss) on financial futures	362,025
Net realized gain (loss) on swap transactions	(168,295)
Net realized gain (loss) on forward foreign currency exchange contracts	(2,390,560)
Net Realized Gain (Loss)	5,077,609
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	9,684,805
Net unrealized appreciation (depreciation) on options transactions	(65,159)
Net unrealized appreciation (depreciation) on financial futures	(1,010,023)
Net unrealized appreciation (depreciation) on swap transactions	(801,744)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(744,045)
Net Unrealized Appreciation (Depreciation)	7,063,834
Net Realized and Unrealized Gain (Loss) on Investments	12,141,443
Net Increase in Net Assets Resulting from Operations	17,303,410

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013[a]
Operations ($):
Investment income—net	5,161,967	10,574,568
Net realized gain (loss) on investments	5,077,609	(3,325,557)
Net unrealized appreciation
(depreciation) on investments	7,063,834	(10,137,887)
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,303,410	(2,888,876)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(992,320)	(2,893,524)
Class C	(95,187)	(424,225)
Class I	(3,158,146)	(9,338,992)
Class Y	(5,625)	(19)
Net realized gain on investments:
Class A	—	(97,509)
Class C	—	(20,733)
Class I	—	(370,468)
Total Dividends	(4,251,278)	(13,145,470)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	28,764,933	76,830,419
Class C	3,238,126	10,745,241
Class I	113,482,284	168,076,669
Class Y	1,150,000	1,000
Net assets received in connection
with reorganization—Note 1	—	101,889,154
Dividends reinvested:
Class A	986,276	2,959,849
Class C	95,016	444,958
Class I	3,081,609	9,423,957
Class Y	5,613	—
Cost of shares redeemed:
Class A	(27,279,813)	(47,757,927)
Class C	(4,619,802)	(7,610,523)
Class I	(51,023,354)	(197,063,881)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	67,880,888	117,938,916
Total Increase (Decrease) in Net Assets	80,933,020	101,904,570
Net Assets ($):
Beginning of Period	395,044,890	293,140,320
End of Period	475,977,910	395,044,890
Undistributed investment income—net	2,090,197	1,179,508

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	1,334,500	3,548,435
Shares issued for dividends reinvested	45,571	139,033
Shares redeemed	(1,264,925)	(2,222,674)
Net Increase (Decrease) in Shares Outstanding	115,146	1,464,794
Class Cb
Shares sold	150,038	495,713
Shares issued for dividends reinvested	4,405	21,004
Shares redeemed	(215,272)	(355,910)
Net Increase (Decrease) in Shares Outstanding	(60,829)	160,807
Class I
Shares sold	5,218,182	7,742,892
Shares issued in connection
with reorganization—Note 1	—	4,652,940
Shares issued for dividends reinvested	141,949	441,216
Shares redeemed	(2,369,262)	(9,213,690)
Net Increase (Decrease) in Shares Outstanding	2,990,869	3,623,358
Class Y
Shares sold	52,463	47.10
Shares issued for dividends reinvested	257	—
Net Increase (Decrease) in Shares Outstanding	52,720	47.10

a	Effective July 1, 2013, the fund commenced offering ClassY shares.
b	During the period ended December 31, 2013, 17,876 Class C shares representing $394,170 were exchanged for
17,804 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014					Year Ended December 31,
Class A Shares		(Unaudited)		2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period		21.14		21.82	20.74	20.84	20.73	20.92
Investment Operations:
Investment income—net[b]		.25		.51	.43	.48	.59	.08
Net realized and unrealized
gain (loss) on investments		.65		(.55)	1.48	.21	.60	(.07)
Total from Investment Operations		.90		(.04)	1.91	.69	1.19	.01
Distributions:
Dividends from
investment income—net		(.20)		(.62)	(.37)	(.79)	(1.08)	(.20)
Dividends from net realized
gain on investments		—		(.02)	(.46)	(.00)[c]	—	—
Total Distributions		(.20)		(.64)	(.83)	(.79)	(1.08)	(.20)
Net asset value, end of period		21.84		21.14	21.82	20.74	20.84	20.73
Total Return (%)[d]		4.25	[e]	(.18)	9.26	3.36	5.77	.03	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.93	[f]	.88	.93	1.00	1.08	.98	[f]
Ratio of net expenses
to average net assets		.93	[f]	.88	.93	.98	.90	.90	[f]
Ratio of net investment income
to average net assets		2.36	[f]	2.35	1.99	2.26	2.86	4.40	[f]
Portfolio Turnover Rate		99.95	[e]	189.93	245.46 [g]	267.08 [g]	210.75 [g]	131.97	[g]
Net Assets, end of period
($ x 1,000)		110,423		104,431	75,834	48,509	29,900	10

a				From December 2, 2009 (commencement of initial offering) to December 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f Annualized.
g				The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011, 2010 and 2009 were 197.97%, 247.48%, 206.04% and 111.36%, respectively.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2014					Year Ended December 31,
Class C Shares		(Unaudited)		2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period		21.06		21.74	20.68	20.79	20.73	20.92
Investment Operations:
Investment income—net[b]		.17		.34	.27	.31	.42	.06
Net realized and unrealized
gain (loss) on investments		.65		(.55)	1.47	.23	.60	(.07)
Total from Investment Operations		.82		(.21)	1.74	.54	1.02	(.01)
Distributions:
Dividends from
investment income—net		(.11)		(.45)	(.22)	(.65)	(.96)	(.18)
Dividends from net realized
gain on investments		—		(.02)	(.46)	(.00)[c]	—	—
Total Distributions		(.11)		(.47)	(.68)	(.65)	(.96)	(.18)
Net asset value, end of period		21.77		21.06	21.74	20.68	20.79	20.73
Total Return (%)[d]		3.91	[e]	(.94)	8.42	2.56	5.01	(.03)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.69	[f]	1.63	1.68	1.76	1.87	1.73	[f]
Ratio of net expenses
to average net assets		1.69	[f]	1.63	1.68	1.73	1.65	1.65	[f]
Ratio of net investment income
to average net assets		1.61	[f]	1.58	1.24	1.47	2.12	3.65	[f]
Portfolio Turnover Rate		99.95	[e]	189.93	245.46 [g]	267.08 [g]	210.75 [g]	131.97	[g]
Net Assets, end of period
($ x 1,000)		18,806		19,481	16,613	10,778	5,181	10

a				From December 2, 2009 (commencement of initial offering) to December 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f Annualized.
g				The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011, 2010 and 2009 were 197.97%, 247.48%, 206.04% and 111.36%, respectively.
See notes to financial statements.

Six Months Ended
June 30, 2014					Year Ended December 31,
Class I Shares		(Unaudited)		2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period		21.17		21.85	20.77	20.86	20.72	18.53
Investment Operations:
Investment income—net[b]		.28		.57	.50	.54	.75	.91
Net realized and unrealized
gain (loss) on investments		.66		(.55)	1.47	.23	.49	1.90
Total from Investment Operations		.94		.02	1.97	.77	1.24	2.81
Distributions:
Dividends from
investment income—net		(.23)		(.68)	(.43)	(.86)	(1.10)	(.62)
Dividends from net realized
gain on investments		—		(.02)	(.46)	(.00)[c]	—	—
Total Distributions		(.23)		(.70)	(.89)	(.86)	(1.10)	(.62)
Net asset value, end of period		21.88		21.17	21.85	20.77	20.86	20.72
Total Return (%)		4.43	[d]	.11	9.55	3.72	6.02	15.48
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.64	[e]	.57	.63	.67	.78	.92
Ratio of net expenses
to average net assets		.64	[e]	.57	.63	.66	.65	.65
Ratio of net investment income
to average net assets		2.66	[e]	2.62	2.29	2.58	3.50	4.62
Portfolio Turnover Rate		99.95	[d]	189.93	245.46 [f]	267.08 [f]	210.75 [f]	131.97	[f]
Net Assets, end of period
($ x 1,000)		345,594		271,132	200,694	140,527	95,681	72,910

a				The fund commenced offering three classes of shares on December 2, 2009. Effective September 1, 2009, the existing shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e Annualized.
f				The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011, 2010 and 2009 were 197.97%, 247.48%, 206.04% and 111.36%, respectively.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

		Six Months Ended
		June 30, 2014		Period Ended
Class Y Shares		(Unaudited)		December 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period		21.17		21.23
Investment Operations:
Investment income—net[b]		.27		.30
Net realized and unrealized
gain (loss) on investments		.66		.04
Total from Investment Operations		.93		.34
Distributions:
Dividends from investment income—net		(.23)		(.40)
Net asset value, end of period		21.87		21.17
Total Return (%)[c]		4.44		1.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]		.64		.55
Ratio of net expenses to average net assets[d]		.64		.55
Ratio of net investment income
to average net assets[d]		2.65		2.84
Portfolio Turnover Rate		99.95	[c]	189.93
Net Assets, end of period ($ x 1,000)		1,154		1

a	From the close of business on July 1, 2013 (commencement of initial offering) to December 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Global Fixed Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering seven series, including the fund. The fund’s investment objective seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Standish Mellon Asset Management Company LLC (“Standish”), an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

As of the close of business on January 25, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of Dreyfus Investment Funds–Dreyfus/Standish International Fixed Income Fund (“International Fixed Income”) were transferred to the fund in exchange for shares of Beneficial Interest of the fund’s Class I shares of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of International Fixed Income received Class I shares of the fund in an amount equal to the aggregate net asset value of their investment in International Fixed Income at the time of the exchange. The exchange ratio was as follows for Class I–.9224 to 1. The net asset value of the fund’s Class I shares on the close of business January 25, 2013, after the reorganization was $21.90 and a total of 4,652,940 Class I shares were issued to shareholders of International Fixed Income in the exchange.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A,

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	23,862,551	—	23,862,551
Commercial
Mortgage-Backed	—	24,339,733	—	24,339,733
Corporate Bonds†	—	106,698,359	—	106,698,359
Foreign Government	—	205,866,502	—	205,866,502
Mutual Funds	35,976,005	—	—	35,976,005
Residential
Mortgage-Backed	—	7,358,378	—	7,358,378
U.S. Treasury	—	87,188,412	—	87,188,412
Other Financial
Instruments:
Financial Futures††	115,116	—	—	115,116
Forward Foreign
Currency Exchange
Contracts††	—	40,174	—	40,174
Options Purchased	—	4,200	—	4,200
Swaps††	—	1,316,886	—	1,316,886
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(465,107)	—	—	(465,107)
Forward Foreign
Currency Exchange
Contracts††	—	(1,683,512)	—	(1,683,512)
Swaps††	—	(1,121,317)	—	(1,121,317)
†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2014,The Bank of NewYork Mellon earned $7,428 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	6/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	498,347	185,750,004	173,428,970	12,819,381	2.7
Dreyfus
Institutional
Cash
Advantage
Fund	12,916,958	67,913,220	57,673,554	23,156,624	4.9
Total	13,415,305	253,663,224	231,102,524	35,976,005	7.6

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settle-

ments, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $9,355,993 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2013. The fund has $7,861,169 of post-enactment short-term capital losses and $1,494,824 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $13,145,470. The tax character of current year distributions will be determined at the end of current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to separate Sub-Investment Advisory Agreement between Dreyfus and Standish, which serves as the fund’s sub-adviser responsible for the day-to–day management of a portion of the fund’s portfolio, Dreyfus pays Standish a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to cer-

tain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more subad-visers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated subadviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a subadviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any subadviser and recommend the hiring, termination, and replacement of any subadviser to the Board.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities and equipment. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $94,146 during the period ended June 30, 2014.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2014, the Distributor retained $2,221 from commissions earned on sales of the fund’s Class A shares and $310 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2014, Class C shares were charged $68,933 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2014, Class A and Class C shares were charged $133,921 and $22,978, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $4,104 for transfer agency services and $227 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $19.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $40,005 pursuant to the custody agreement.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $151,234, Distribution Plan fees $11,522, Shareholder Services Plan fees $26,558, custodian fees $28,218, Chief Compliance Officer fees $2,209 and transfer agency fees $2,850.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward contracts, options transactions and swap transactions, during the period ended June 30, 2014, amounted to $396,244,956 and $433,457,751, respectively.

Derivatives:A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ative instrument that was held by the fund during the period ended June 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2014 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies, or as a substitute for an investment.The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At June 30, 2014, there were no options written outstanding.

The following summarizes the fund’s call/put options written during the period ended June 30, 2014:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2013	7,900,000	63,832
Contracts terminated;
Contracts expired	7,900,000	63,832	—	63,832
Contracts outstanding
June 30, 2014	—	—

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2014:

Foreign					Unrealized
Forward Foreign Currency		Currency		Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Euro,
Expiring:
7/10/2014	[a]	315,000	429,530	431,330	1,800
7/31/2014	[b]	3,485,000	4,745,716	4,772,617	26,901
Indian Rupee,
Expiring:
7/31/2014	[c]	189,780,000	3,143,871	3,130,332	(13,539)
7/31/2014	[d]	96,305,000	1,594,821	1,588,506	(6,315)
7/31/2014	[e]	279,640,000	4,618,446	4,612,529	(5,917)
Japanese Yen,
Expiring:
7/31/2014	[b]	190,330,000	1,879,765	1,879,256	(509)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases (continued):
Mexican New Peso,
Expiring
7/31/2014	[f]	11,420,000	875,378	878,169	2,791
South African Rand,
Expiring
7/31/2014	[g]	50,245,000	4,697,155	4,697,988	833
Sales:			Proceeds ($)
Australian Dollar,
Expiring:
7/31/2014	[c]	9,790,000	9,194,474	9,208,569	(14,095)
7/31/2014	[h]	6,505,000	6,099,348	6,118,666	(19,318)
Brazilian Real,
Expiring
8/4/2014	[b]	29,630,000	13,202,335	13,266,867	(64,532)
British Pound,
Expiring
7/31/2014	[a]	11,830,000	20,120,346	20,240,745	(120,399)
Canadian Dollar,
Expiring
7/31/2014	[i]	25,135,000	23,424,758	23,535,643	(110,885)
Euro,
Expiring:
7/31/2014	[a]	15,890,000	21,603,065	21,760,943	(157,878)
7/31/2014	[c]	3,110,000	4,216,258	4,259,064	(42,806)
7/31/2014	[d]	17,615,000	23,937,552	24,123,286	(185,734)
7/31/2014	[f]	14,030,000	19,096,724	19,213,721	(116,997)
7/31/2014	[g]	13,910,000	18,936,935	19,049,384	(112,449)
7/31/2014	[h]	11,015,000	14,973,216	15,084,757	(111,541)
7/31/2014	[i]	11,745,000	15,963,158	16,084,473	(121,315)
7/31/2014	[j]	15,550,000	21,165,680	21,295,321	(129,641)
7/31/2014	[k]	13,740,000	18,688,461	18,816,574	(128,113)
Japanese Yen,
Expiring
7/31/2014	[i]	3,039,768,000	29,851,399	30,013,675	(162,276)
New Zealand Dollar,
Expiring
7/31/2014	[d]	11,900,000	10,395,007	10,387,158	7,849
Norwegian Krone,
Expiring
7/31/2014	[i]	6,490,000	1,055,800	1,056,744	(944)

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
South African Rand,
Expiring:
7/31/2014[d]	95,900,000	8,938,100	8,966,804	(28,704)
7/31/2014[l]	54,735,000	5,106,500	5,117,810	(11,310)
Swedish Krona,
Expiring
7/31/2014[j]	16,085,000	2,388,120	2,406,415	(18,295)
Gross Unrealized
Appreciation				40,174
Gross Unrealized
Depreciation				(1,683,512)

Counterparties:
a Deutsche Bank
b Citigroup
c Bank of America
d Barclays Bank
e JP Morgan Chase Bank
f Morgan Stanley Capital Services
g Royal Bank of Scotland
h Goldman Sachs International
i Credit Suisse
j Commonwealth Bank of Australia
k UBS
l Bank of Montreal

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the coun-terparty over the agreement’s remaining life, to the extent that the

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amount is positive.This risk is mitigated by master netting arrangements (“MNA”) between the fund and the counterparty and the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swap against default. The following summarizes open interest rate swaps entered into by the fund at June 30, 2014:

OTC—Interest Rate Swaps

						Unrealized
Notional		Currecy/		(Pay) Receive		Appreciation
Amount ($)		Floating Rate Counterparties		Fixed Rate (%)	Expiration	(Depreciation) ($)
5,900,000		USD—6 Month	J.P. Morgan	(1.76)	11/8/2022	277,407
		Libor	Chase Bank
15,920,000		NZD—6 Month	Deutsche	4.30	4/28/2017	7,135
		Libor	Bank
16,100,000		USD—6 Month	Citibank	(0.84)	11/8/2022	145,671
		Libor
6,500,000		EUR—1 Year	J.P. Morgan	1.91	11/4/2016	430,719
		Libor	Chase Bank
101,400,000		MXN—28	Deutsche	6.74	1/2/2024	455,954
		Day Libor	Bank
262,600,000		MXN—28	J.P. Morgan	3.80	1/10/2017	(379,497)
		Day Libor	Chase Bank
Gross Unrealized
Appreciation						1,316,886
Gross Unrealized
Depreciation						(379,497)

Centrally Cleared Interest Rate Swaps

Notional		Currecy/ (Pay) Receive			Clearing	Unrealized
Amount ($)		Floating Rate	Fixed Rate (%)	Expiration	House	(Depreciation) ($)
27,500,000	[a]	USD—6 Month	(1.83)	1/10/2019	Chicago	(560,739)
		Libor			Mercantile
					Exchange

Counterparty:
a Citibank
EUR—Euro
LIBOR—London Interbank Offered Rate
MXN—Mexican New Peso
NZD—New Zealand Dollar
USD—U.S. Dollar

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by MNA between the fund and the counterparty and the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at June 30, 2014:

OTC—Credit Default Swaps

(Pay)
				Receive	Implied		Upfront
Reference		Notional		Fixed	Credit	Market Premiums		Unrealized
	Obligation ($)	Amount ($)[2]		Rate (%)	Spread (%)[3]	Value ($)	Paid ($)	(Depreciation) ($)
Purchase Contracts:[1]
ITRAXX S19 Sub
5 Year Index
	12/20/2018†	9,270,000	[a]	(1.00)	84.75	(63,523)	78,733	(142,256)
ITRAXX S19 Sub
5 Year Index
	12/20/2018†	2,530,000	[b]	(1.00)	84.75	(17,337)	21,488	(38,825)
Gross Unrealized
	Depreciation							(181,081)

†	Expiration Date
Counterparties:
a	Deutsche Bank
b	J.P. Morgan Chase Bank
1	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as
“Defaulted” indicates a credit event has occurred for the referenced entity.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2]	1,432,002	Interest rate risk[1,2]	(1,405,343)
Foreign exchange risk[3,4]	44,374	Foreign exchange risk[5]	(1,683,512)
		Credit risk[2]	(181,081)
Gross fair value of
derivatives contracts	1,476,376		(3,269,936)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in
Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, is reported in the Statement of Assets and Liabilities.
3	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on forward foreign currency exchange contracts.

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[6]	Transactions[7]	Contracts[8]	Transactions[9]	Total
Interest rate	362,025	(305,455)	—	(97,538)	(40,968)
Foreign
exchange	—	63,832	(2,390,560)	—	(2,326,728)
Credit	—	—	—	(70,757)	(70,757)
Total	362,025	(241,623)	(2,390,560)	(168,295)	(2,438,453)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[10]	Transactions[11]	Contracts[12]	Transactions[13]	Total

Interest rate	(1,010,023)	225,038	—	(746,476)	(1,531,461)
Foreign
exchange	—	(290,197)	(744,045)	—	(1,034,242)
Credit	—	—	—	(55,268)	(55,268)
Total	(1,010,023)	(65,159)	(744,045)	(801,744)	(2,620,971)

Statement of Operations location:
6	Net realized gain (loss) on financial futures.
7	Net realized gain (loss) on options transactions.
8	Net realized gain (loss) on forward foreign currency exchange contracts.
9	Net realized gain (loss) on swap transactions.
[10] Net unrealized appreciation (depreciation) on financial futures.
[11] Net unrealized appreciation (depreciation) on options transactions.
[12] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[13] Net unrealized appreciation (depreciation) on swap transactions.

For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At June 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	4,200	—
Forward contracts	40,174	(1,683,512)
Swaps	1,316,886	(560,578)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1,361,260	(2,244,090)
Derivatives not subject
to MNA or similar agreements	—	(395,420)
Total gross amount of assets and
liabilities subject to MNA or

In accordance with ASU 2013-01, the following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of June 30, 2014: †

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Assets ($)
Barclays Bank	7,938	(7,938)	—	—
Citibank	176,683	(65,041)	(111,642)	—
Deutsche Bank	464,889	(420,533)	—	44,356
JP Morgan Chase Bank	708,126	(424,239)	(283,887)	—
Morgan Stanley
Capital Services	2,791	(2,791)	—	—
Royal Bank of Scotland	833	(833)	—	—
Total	1,361,260	(921,375)	(395,529)	44,356

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Liabilities ($)
Bank of America	(70,440)	—	—	(70,440)
Bank of Montreal	(11,310)	—	—	(11,310)
Barclays Bank	(220,753)	7,938	—	(212,815)
Citibank	(65,041)	65,041	—	—
Commonwealth
Bank of Australia	(147,936)	—	—	(147,936)
Credit Suisse	(395,420)	—	—	(395,420)
Deutsche Bank	(420,533)	420,533	—	—
Goldman Sachs
International	(130,859)	—	130,859	—
JP Morgan Chase Bank	(424,239)	424,239	—	—
Morgan Stanley
Capital Services	(116,997)	2,791	—	(114,206)
Royal Bank of Scotland	(112,449)	833	—	(111,616)
UBS	(128,113)	—	—	(128,113)
Total	(2,244,090)	921,375	130,859	(1,191,856)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The Fund 55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2014:

Average Market Value ($)
Interest rate financial futures	136,884,504
Interest rate options contracts	8,783
Forward currency options contracts	56,239
Forward contracts	275,212,561

The following summarizes the average notional value of swap agreements outstanding during the period ended June 30, 2014:

Average Notional Value ($)
Interest rate swap agreements	89,362,737
Credit default swap agreements	11,800,000

At June 30, 2014, accumulated net unrealized appreciation on investments was $16,615,239, consisting of $18,074,553 gross unrealized appreciation and $1,459,314 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)

Dreyfus/Standish Global Fixed Income Fund held a special meeting of shareholders on February 13, 2014.The proposals considered at the meeting and the results are as follows:

				Shares
			For	Against	Abstain
1	.	To approve revising the fund’s
		fundamental investment restriction
		on borrowings, issuing senior
		securities and pledging assets.	8,616,641	396,567	448,365
2	.	To approve revising the fund’s
		fundamental investment restriction
		on making loans.	8,528,184	480,384	453,005
3	.	To approve revising the fund’s
		fundamental investment restriction
		on investing in derivatives.	7,994,245	994,997	472,331
4	.	To approve removing the fund’s
		fundamental investment restriction
		regarding issuer diversification.	8,034,010	951,840	475,723
5	.	To approve removing the fund’s
		fundamental investment restriction
		on margin.	8,007,358	979,969	474,246
6	.	To approve revising the fund’s
		fundamental investment restriction
		on investing in real estate and
		real estate related securities.	8,021,343	941,443	498,787
7	.	To approve a sub-investment advisory
		Agreement for the fund between
		Dreyfus and Standish Mellon Asset
		Management Company LLC.	8,707,416	263,373	490,784
8	.	To approve the implementation of a
		“manager of managers” arrangement
		whereby Dreyfus, the fund’s investment
		adviser, under certain circumstances
		would be able to hire and replace
		affiliated and unaffiliated sub-advisers
		for the fund without obtaining
		shareholder approval.	8,600,430	405,298	455,845

The Fund 57

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 19-20, 2014 (the “February 2014 Board Meeting”), the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (together, the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods.The Board also noted that the fund’s yield performance was above or at the Performance Group median for five of the ten one-year periods ended December 31st and above the Performance Universe median for six of the ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

A Dreyfus representative reminded the Board members that a Special Meeting of Shareholders had been held on February 13, 2014 and that shareholders of the fund had approved several proposals with respect to the fund which would become effective on or about February 21, 2014 (the “Effective Date”), including the approval of a Sub-Investment Advisory Agreement between Dreyfus and Standish Mellon Asset Management Company LLC (“Standish”) (the “Standish Sub-Advisory

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

Agreement”) for the fund. Dreyfus representatives further noted that the Standish Sub-Advisory Agreement was not being considered for renewal by the Board at the February 2014 Board Meeting. Dreyfus representatives also noted that, prior to the Effective Date, the portfolio management team members had acted in their capacities as dual employees of Dreyfus and Standish, and that the team would remain the same after the Effective Date.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (lowest expenses in the Expense Group).

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

NOTES

NOTES

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

                                                                        By:       /s/ Bradley J. Skapyak

                                                                                    Bradley J. Skapyak,

                                                                                    President

                                                                        Date:    August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                                                        By:       /s/ Bradley J. Skapyak

                                                                                    Bradley J. Skapyak,

                                                                                    President

                                                                        Date:    August 21, 2014

                                                                        By:       /s/ James Windels

                                                                                    James Windels,

                                                                                    Treasurer

                                                                        Date:    August 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)